DEFINED BENEFIT PENSION PLANS - Equity and fixed income investments (Details)	Dec. 31, 2020
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Targeted asset (as a percent)	100.00%
Equity securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Targeted asset (as a percent)	41.00%
Debt securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Targeted asset (as a percent)	41.00%
Real estate
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Targeted asset (as a percent)	8.00%
Other
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Targeted asset (as a percent)	10.00%